LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.14%
Aerospace & Defense–0.99%
Moog Class A	29,471	$ 2,450,514
National Presto Industries	23,769	2,426,102
		4,876,616
Air Freight & Logistics–0.52%
†Atlas Air Worldwide Holdings	42,357	2,560,057
		2,560,057
Airlines–0.51%
†Mesa Air Group	185,616	2,496,535
		2,496,535
Auto Components–0.97%
BorgWarner	53,600	2,484,896
Standard Motor Products	54,950	2,284,821
		4,769,717
Banks–5.92%
Associated Banc-Corp	111,195	2,372,901
Financial Institutions	82,145	2,488,172
First Busey	95,102	2,439,366
First Financial Bancorp	100,328	2,407,872
First Horizon National	143,402	2,424,928
FNB	190,081	2,414,029
Heritage Commerce	204,880	2,503,633
Hope Bancorp	157,469	2,371,483
Independent Bank	104,362	2,467,118
Midland States Bancorp	87,880	2,437,791
People's United Financial	134,963	2,415,838
WesBanco	67,810	2,445,229
		29,188,360
Biotechnology–6.03%
†Akebia Therapeutics	762,300	2,580,386
†Anika Therapeutics	68,614	2,798,765
†Avrobio	207,887	2,638,086
†Bluebird Bio	82,500	2,487,375
†Catalyst Pharmaceuticals	543,700	2,506,457
†Gossamer Bio	267,800	2,477,150
†Immunic	164,184	2,617,093
†OPKO Health	532,518	2,284,502
†United Therapeutics	14,178	2,371,554
†Vanda Pharmaceuticals	150,203	2,256,049
†Viking Therapeutics	406,428	2,570,657
†XBiotech	124,301	2,134,248
		29,722,322
Building Products–1.03%
Apogee Enterprises	62,416	2,551,566
Griffon	92,942	2,525,234
		5,076,800
Capital Markets–0.99%
Invesco	100,299	2,529,541
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Oppenheimer Holdings Class A	58,909	$ 2,359,305
		4,888,846
Chemicals–1.55%
FutureFuel	171,468	2,491,430
Kronos Worldwide	161,298	2,467,859
Tronox Holdings Class A	146,300	2,677,290
		7,636,579
Commercial Services & Supplies–4.44%
ABM Industries	46,700	2,382,167
ACCO Brands	293,792	2,479,604
†CoreCivic	274,090	2,480,514
Deluxe	61,349	2,574,204
Ennis	114,239	2,439,003
Herman Miller	57,900	2,382,585
HNI	60,500	2,393,380
Kimball International Class B	175,360	2,455,040
Steelcase Class A	159,268	2,291,867
		21,878,364
Communications Equipment–0.97%
Juniper Networks	95,162	2,410,453
†NETGEAR	57,748	2,373,443
		4,783,896
Consumer Finance–0.51%
Navient	176,085	2,519,777
		2,519,777
Containers & Packaging–0.49%
Greif Class A	42,728	2,435,496
		2,435,496
Diversified Consumer Services–1.92%
†Adtalem Global Education	60,500	2,392,170
Graham Holdings Class B	4,120	2,317,253
†Perdoceo Education	197,800	2,365,688
Strategic Education	26,200	2,408,042
		9,483,153
Diversified Financial Services–0.44%
Jefferies Financial Group	71,700	2,158,170
		2,158,170
Diversified Telecommunication Services–0.54%
†Consolidated Communications Holdings	369,096	2,657,491
		2,657,491
Electric Utilities–0.96%
OGE Energy	72,829	2,356,746
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Pinnacle West Capital	29,300	$ 2,383,555
		4,740,301
Electrical Equipment–1.00%
nVent Electric	85,700	2,391,887
Powell Industries	74,857	2,535,407
		4,927,294
Electronic Equipment, Instruments & Components–6.41%
†Arrow Electronics	22,523	2,495,999
Avnet	60,336	2,504,547
Benchmark Electronics	80,418	2,486,525
†ePlus	23,567	2,348,216
†Insight Enterprises	25,167	2,401,435
†Kimball Electronics	93,756	2,418,905
Methode Electronics	58,163	2,441,683
PC Connection	51,728	2,399,662
†Plexus	26,300	2,415,392
†Sanmina	58,362	2,415,020
SYNNEX	21,283	2,444,139
†TTM Technologies	164,492	2,385,134
Vishay Intertechnology	100,361	2,416,693
		31,573,350
Energy Equipment & Services–1.00%
†Helix Energy Solutions Group	473,100	2,389,155
†Transocean	711,200	2,524,760
		4,913,915
Equity Real Estate Investment Trusts–7.27%
American Finance Trust	242,963	2,385,897
Apartment Investment and Management Class A	413,600	2,539,504
Brandywine Realty Trust	183,000	2,362,530
Equity Commonwealth	82,500	2,293,500
GEO Group	306,483	2,378,308
Industrial Logistics Properties Trust	103,043	2,383,385
Office Properties Income Trust	84,719	2,331,467
One Liberty Properties	108,676	2,420,215
Piedmont Office Realty Trust Class A	136,300	2,367,531
Preferred Apartment Communities Class A	245,071	2,413,949
Retail Value	134,709	2,520,405
Sabra Health Care REIT	131,600	2,284,576
SL Green Realty	33,300	2,330,667
VEREIT	61,100	2,359,682
Whitestone REIT	254,063	2,464,411
		35,836,027
Food & Staples Retailing–1.43%
Ingles Markets Class A	37,171	2,291,592
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
SpartanNash	120,844	$ 2,372,168
Weis Markets	42,200	2,385,144
		7,048,904
Food Products–0.94%
B&G Foods	73,900	2,295,334
Ingredion	26,000	2,337,920
		4,633,254
Health Care Equipment & Supplies–3.94%
†AngioDynamics	113,179	2,648,389
†Avanos Medical	53,300	2,331,342
†Envista Holdings	58,981	2,406,425
†ICU Medical	11,200	2,300,928
†Integer Holdings	27,005	2,487,160
†Invacare	298,308	2,392,430
†Lantheus Holdings	116,469	2,488,943
†Orthofix Medical	54,377	2,357,243
		19,412,860
Health Care Providers & Services–4.82%
†Acadia Healthcare	42,361	2,420,508
†Brookdale Senior Living	413,619	2,502,395
†Covetrus	77,974	2,336,881
†Henry Schein	35,500	2,458,020
†Magellan Health	24,931	2,324,566
†MEDNAX	87,371	2,225,339
National HealthCare	31,630	2,464,293
Premier Class A	69,637	2,357,213
†Triple-S Management Class B	89,257	2,323,360
Universal Health Services Class B	17,500	2,334,325
		23,746,900
Health Care Technology–1.29%
†Computer Programs and Systems	76,703	2,347,112
†HealthStream	103,212	2,305,756
†HMS Holdings	46,664	1,725,401
		6,378,269
Household Durables–5.58%
†Beazer Homes	121,161	2,534,688
†Century Communities	41,200	2,485,184
†Green Brick Partners	111,000	2,517,480
KB Home	53,800	2,503,314
†M/I Homes	44,000	2,599,080
MDC Holdings	42,600	2,530,440
†Meritage Homes	27,000	2,481,840
†Taylor Morrison Home	81,000	2,495,610
Toll Brothers	43,300	2,456,409
†TRI Pointe Group	121,200	2,467,632
Whirlpool	11,100	2,445,885
		27,517,562

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.50%
Vistra	138,700	$ 2,452,216
		2,452,216
Insurance–4.90%
American Equity Investment Life Holding	81,800	2,579,154
American National Group	21,700	2,340,779
Assured Guaranty	55,600	2,350,768
CNO Financial Group	97,917	2,378,404
Employers Holdings	57,196	2,462,860
FBL Financial Group Class A	41,772	2,335,890
First American Financial	43,500	2,464,275
Horace Mann Educators	55,236	2,386,747
Old Republic International	108,168	2,362,389
Unum Group	89,461	2,489,700
		24,150,966
Internet & Direct Marketing Retail–0.49%
Qurate Retail	203,503	2,393,195
		2,393,195
IT Services–1.46%
Alliance Data Systems	21,926	2,457,685
Cass Information Systems	51,425	2,379,435
†Sykes Enterprises	53,897	2,375,780
		7,212,900
Life Sciences Tools & Services–0.47%
†Syneos Health	30,800	2,336,180
		2,336,180
Machinery–1.50%
Luxfer Holdings	117,485	2,500,081
Miller Industries	53,244	2,459,340
Trinity Industries	85,650	2,440,169
		7,399,590
Media–1.44%
†DISH Network Class A	65,700	2,378,340
Gray Television	128,663	2,367,399
TEGNA	123,900	2,333,037
		7,078,776
Metals & Mining–1.55%
Commercial Metals	83,200	2,565,888
Reliance Steel & Aluminum	16,400	2,497,556
Steel Dynamics	50,681	2,572,568
		7,636,012
Mortgage Real Estate Investment Trusts (REITs)–1.93%
Broadmark Realty Capital	226,452	2,368,688
Dynex Capital	126,616	2,396,841
Ready Capital	178,377	2,393,819
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust	211,291	$ 2,366,459
		9,525,807
Multiline Retail–0.51%
Big Lots	36,677	2,505,039
		2,505,039
Oil, Gas & Consumable Fuels–2.89%
Berry	424,143	2,337,028
†Bonanza Creek Energy	68,700	2,454,651
†Dorian	181,979	2,389,384
Equitrans Midstream	290,800	2,372,928
International Seaways	122,862	2,381,066
Murphy Oil	139,300	2,285,913
		14,220,970
Paper & Forest Products–1.51%
Glatfelter	141,118	2,420,174
Schweitzer-Mauduit International	51,802	2,536,744
Verso Class A	169,672	2,475,514
		7,432,432
Pharmaceuticals–3.90%
†Amphastar Pharmaceuticals	132,042	2,419,009
†ANI Pharmaceuticals	75,096	2,713,970
†Innoviva	200,730	2,398,724
†Jazz Pharmaceuticals	14,208	2,335,369
Perrigo	55,022	2,226,740
†Prestige Consumer Healthcare	52,785	2,326,763
†Supernus Pharmaceuticals	92,745	2,428,064
†VYNE Therapeutics	343,507	2,351,305
		19,199,944
Professional Services–1.50%
CRA International	34,868	2,602,548
ManTech International Class A	27,400	2,382,430
Resources Connection	177,021	2,396,864
		7,381,842
Road & Rail–0.51%
Knight-Swift Transportation Holdings	52,200	2,510,298
		2,510,298
Semiconductors & Semiconductor Equipment–1.55%
Amkor Technology	108,300	2,567,793
†First Solar	28,900	2,522,970
†Photronics	198,664	2,554,819
		7,645,582
Software–1.50%
Ebix	80,524	2,579,184

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
InterDigital	37,900	$ 2,404,755
VirnetX Holding	435,150	2,423,785
		7,407,724
Specialty Retail–2.59%
Aaron's	95,600	2,455,008
Foot Locker	43,522	2,448,113
Group 1 Automotive	16,000	2,524,640
†ODP	67,000	2,900,430
Penske Automotive Group	30,514	2,448,443
		12,776,634
Technology Hardware, Storage & Peripherals–0.98%
†Super Micro Computer	62,400	2,437,344
Xerox Holdings	99,389	2,412,171
		4,849,515
Thrifts & Mortgage Finance–1.00%
New York Community Bancorp	197,000	2,486,140
Provident Financial Services	108,440	2,416,043
		4,902,183
Tobacco–0.50%
Universal	41,601	2,454,043
		2,454,043
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.48%
Air Lease	49,985	$ 2,449,265
CAI International	54,551	2,483,162
GATX	26,129	2,423,203
Rush Enterprises Class A	49,877	2,485,371
Triton International	43,079	2,368,914
		12,209,915
Wireless Telecommunication Services–1.02%
Telephone & Data Systems	108,758	2,497,084
†United States Cellular	69,232	2,525,583
		5,022,667
Total Common Stock (Cost $428,716,824)		488,565,245

MONEY MARKET FUND–0.75%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	3,694,650	3,694,650
Total Money Market Fund (Cost $3,694,650)		3,694,650

TOTAL INVESTMENTS–99.89% (Cost $432,411,474)	492,259,895
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	564,147
NET ASSETS APPLICABLE TO 29,543,879 SHARES OUTSTANDING–100.00%	$492,824,042

† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
73	E-mini Russell 2000 Index	$8,112,125	$8,383,475	6/18/21	$—	$(271,350)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$488,565,245	$—	$—	$488,565,245
Money Market Fund	3,694,650	—	—	3,694,650
Total Investments	$492,259,895	$—	$—	$492,259,895
Derivatives:

Liabilities:
Futures Contract	$(271,350)	$—	$—	$(271,350)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–5